Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Jun. 30, 2016	Mar. 31, 2026	Jun. 30, 2018	Sep. 30, 2016	Sep. 30, 2018	Dec. 31, 2016	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Jun. 30, 2017	Jun. 30, 2019	Sep. 30, 2017	Sep. 30, 2019	Dec. 31, 2017	Dec. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Jun. 30, 2018	Jun. 30, 2020	Sep. 30, 2018	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Jun. 30, 2019	Jun. 30, 2021	Sep. 30, 2019	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Jun. 30, 2020	Jun. 30, 2022	Sep. 30, 2020	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Jun. 30, 2021	Jun. 30, 2023	Sep. 30, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Jun. 30, 2022	Jun. 30, 2024	Sep. 30, 2022	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Jun. 30, 2023	Jun. 30, 2025	Sep. 30, 2023	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000001635
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		$ 10,000		$ 10,274			$ 10,793		$ 10,795		$ 11,882		$ 12,790		$ 13,213		$ 13,615		$ 14,242		$ 15,053		$ 16,266		$ 13,596		$ 16,362		$ 17,973		$ 17,537		$ 18,710		$ 15,587		$ 19,944		$ 21,610		$ 24,881		$ 24,610		$ 27,060		$ 27,006		$ 28,347		$ 24,218		$ 19,096		$ 18,690		$ 20,961		$ 22,067		$ 22,853		$ 21,830		$ 24,532		$ 25,989		$ 25,060	$ 27,132	$ 27,103	$ 26,304	$ 28,350	$ 27,133	$ 29,254	$ 26,952
C000077818
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,027,935			1,080,850		1,081,490		1,191,528		1,283,407		1,326,805		1,368,001		1,432,062		1,514,566		1,637,641		1,369,859		1,649,367		1,812,981		1,770,367		1,889,882		1,575,532		2,017,009		2,187,002		2,519,727		2,493,728		2,743,967		2,740,067		2,878,097		2,460,226		1,941,378		1,901,258		2,133,476		2,247,491		2,329,163		2,226,317		2,503,589		2,653,819		2,560,647	2,774,195	2,773,112	2,692,880	2,904,197	2,781,305	3,000,662	2,766,309
C000165210
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,140,545			5,404,251		5,407,451		5,956,731		6,416,128		6,633,116		6,839,096		7,159,405		7,571,925		8,187,308		6,847,345		8,245,943		9,062,996		8,849,920		9,448,559		7,875,726		10,084,207		10,934,188		12,596,799		12,466,801		13,716,948		13,698,532		14,388,783		12,299,338		9,704,983		9,505,537		10,665,515		11,234,452		11,643,992		11,128,576		12,515,004		13,264,989		12,800,311	13,866,903	13,861,466	13,460,257	14,516,961	13,902,434	14,999,493	13,827,536
C000001636
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		10,000		10,331			10,592		10,577		11,670		12,369		12,760		13,436		13,760		14,852		16,020		13,044		15,861		16,963		16,835		18,280		14,193		18,081		20,047		24,261		24,472		26,363		27,303		29,075		25,182		20,461		20,121		22,505		24,265		24,906		23,979		25,808		27,217		24,961	27,724	27,035	25,871	26,079	23,798	23,141	20,339
C000077819
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,033,793			1,060,611		1,059,810		1,170,112		1,241,034		1,281,112		1,349,704		1,383,083		1,493,893		1,612,465		1,313,687		1,598,385		1,710,684		1,698,830		1,845,785		1,434,151		1,827,907		2,028,016		2,455,900		2,478,913		2,672,271		2,769,245		2,950,809		2,557,368		2,079,271		2,045,797		2,289,914		2,470,313		2,537,355		2,444,388		2,632,719		2,778,056		2,549,373	2,833,533	2,765,004	2,647,542	2,670,398	2,438,365	2,372,896	2,086,679
C000165211
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,168,940			5,302,232		5,299,100		5,849,655		6,205,078		6,404,567		6,748,346		6,915,211		7,469,166		8,061,926		6,568,300		7,991,535		8,552,929		8,493,670		9,228,313		7,170,517		9,140,014		10,139,299		12,279,397		12,394,442		13,359,921		13,845,824		14,752,338		12,785,521		10,395,512		10,228,175		11,448,523		12,350,334		12,685,475		12,220,734		13,162,199		13,888,730		12,744,248	14,164,760	13,822,186	13,234,992	13,349,249	12,189,325	11,862,118	10,431,319
C000001637
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		10,000		10,493			11,168		11,315		12,274		13,096		13,676		14,385		14,791		15,735		17,095		13,322		16,394		17,196		16,383		17,918		13,732		18,626		21,397		25,145		25,800		27,425		27,767		29,050		24,482		19,914		19,177		19,979		21,853		23,248		22,518		25,349		28,323		26,480	29,027	28,715	26,101	28,791	28,924	28,458	26,188
C000077820
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,050,036			1,118,299		1,133,748		1,230,690		1,313,721		1,372,843		1,444,937		1,486,291		1,582,784		1,720,632		1,341,893		1,652,761		1,734,511		1,653,298		1,809,774		1,387,435		1,883,786		2,165,150		2,545,915		2,613,858		2,780,450		2,817,035		2,949,081		2,486,623		2,024,165		1,950,493		2,033,260		2,225,222		2,369,578		2,295,864		2,586,074		2,891,435		2,705,529	2,967,380	2,938,100	2,671,566	2,948,762	2,964,754	2,918,568	2,687,900
C000165212
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,250,179			5,591,494		5,668,738		6,153,450		6,566,433		6,862,042		7,222,513		7,431,755		7,911,778		8,601,043		6,707,248		8,261,695		8,670,476		8,264,384		9,046,820		6,934,916		9,416,917		10,823,873		12,727,905		13,067,664		13,897,461		14,080,408		14,740,338		12,431,347		10,118,708		9,750,291		10,164,183		11,124,155		11,846,054		11,477,425		12,928,855		14,455,947		13,526,241	14,831,786	14,685,328	13,352,318	14,738,648	14,818,629	14,587,643	13,433,954
C000001638
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		10,000		10,332			10,997		10,322		11,872		13,229		13,672		14,504		15,835		17,421		18,786		15,672		19,017		20,180		19,259		21,985		20,505		28,638		33,752		41,498		41,840		46,049		45,085		46,481		39,008		28,466		27,781		26,511		31,242		36,322		34,467		39,648		45,694		47,683	49,583	55,463	48,802	60,123	63,347	66,238	60,312
C000077821
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,034,439			1,101,403		1,034,715		1,190,857		1,327,572		1,372,904		1,457,693		1,591,867		1,753,373		1,890,860		1,579,425		1,917,502		2,036,262		1,943,508		2,220,744		2,073,066		2,897,834		3,417,029		4,203,524		4,240,449		4,670,582		4,575,773		4,720,338		3,964,136		2,895,543		2,826,602		2,698,413		3,183,158		3,702,374		3,516,017		4,047,082		4,667,555		4,874,380	5,071,509	5,676,126	4,996,835	6,159,727	6,494,874	6,795,840	6,192,597
C000174753
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,172,194			5,510,204		5,173,574		5,957,885		6,641,459		6,868,117		7,292,062		7,967,022		8,774,491		9,461,874		7,900,515		9,595,030		10,188,761		9,729,378		11,110,730		10,377,134		14,500,130		17,095,574		21,036,701		21,221,277		23,371,341		22,897,429		23,619,740		19,840,151		14,488,425		14,143,847		13,503,148		15,925,961		18,526,448		17,589,627		20,249,338		23,350,539		24,384,273	25,374,934	28,402,331	25,001,696	30,824,932	32,499,956	34,004,369	30,983,706
C000001639
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		10,000		10,000			11,013		10,307		11,867		12,874		13,682		14,496		15,561		16,665		17,655		14,656		17,388		18,526		18,270		19,634		17,758		24,475		27,323		29,534		29,051		33,040		32,552		32,760		25,860		17,947		17,420		16,177		19,348		22,428		21,634		25,429		28,619		30,231	31,292	34,934	30,230	37,744	39,924	41,221	36,928
C000077822
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,001,124			1,102,867		1,033,165		1,189,994		1,291,737		1,373,806		1,456,436		1,564,362		1,676,785		1,777,403		1,476,672		1,752,670		1,868,465		1,843,732		1,982,401		1,794,400		2,474,675		2,764,359		2,989,623		2,942,556		3,349,308		3,301,660		3,325,159		2,626,260		1,823,841		1,771,184		1,646,124		1,969,844		2,285,187		2,205,603		2,593,947		2,921,258		3,088,204	3,198,304	3,573,230	3,093,505	3,864,923	4,086,102	4,221,307	3,784,577
C000165213
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,005,621			5,517,144		5,165,823		5,952,782		6,461,495		6,871,838		7,284,992		7,824,621		8,386,734		8,889,826		7,386,172		8,766,161		9,345,138		9,221,473		9,917,708		8,974,817		12,379,058		13,827,465		14,953,777		14,718,445		16,752,182		16,513,944		16,631,448		13,137,019		9,122,016		8,858,737		8,227,466		9,849,024		11,422,714		11,027,796		12,969,478		14,603,004		15,437,717	15,988,210	17,859,808	15,464,237	19,318,243	20,448,229	21,124,238	18,937,568
C000130959
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value		10,000		11,012			12,689		12,679		14,156		15,794		16,628		17,183		16,956		19,797		22,526		17,256		20,638		20,852		19,830		21,822		17,463		24,277		28,819		36,161		38,838		41,166		39,082		37,835		31,635		24,448		24,437		24,481		27,213		28,157		26,642		29,934		31,284		28,815	32,711	34,708	32,546	37,330	38,362	38,417	34,291
C000130960
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value		1,000,000		1,101,583			1,271,057		1,271,057		1,419,818		1,584,584		1,670,263		1,726,538		1,704,838		1,991,651		2,267,142		1,737,532		2,080,158		2,102,525		2,000,856		2,204,084		1,764,285		2,454,525		2,916,721		3,661,603		3,935,250		4,174,165		3,964,720		3,840,741		3,214,794		2,486,340		2,486,340		2,491,793		2,770,961		2,870,196		2,716,436		3,054,491		3,194,075		2,945,441	3,344,564	3,551,759	3,332,568	3,824,384	3,933,434	3,941,067	3,521,225
C000174754
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value		5,000,000		5,507,913			6,355,284		6,355,284		7,099,088		7,922,921		8,351,314		8,633,818		8,525,306		9,959,558		11,337,194		8,688,797		10,402,152		10,514,003		10,005,589		11,021,862		8,827,671		12,274,230		14,585,512		18,315,485		19,683,883		20,873,337		19,831,249		19,211,474		16,075,908		12,433,199		12,433,199		12,460,465		13,861,926		14,352,710		13,589,268		15,274,294		15,972,298		14,728,978	16,724,834	17,760,934	16,664,849	19,129,676	19,674,992	19,707,711	17,608,245
C000196921
Account Value [Line Items]
Line Graph and Table Measure Name					Retail
Accumulated Value	$ 10,000		$ 10,130			$ 10,310		$ 10,740		$ 9,252		$ 10,617		$ 11,460		$ 11,811		$ 13,025		$ 10,938		$ 13,357		$ 14,539		$ 15,645		$ 16,097		$ 18,207		$ 18,576		$ 20,619		$ 18,481		$ 15,577		$ 14,781		$ 15,467		$ 17,937		$ 19,842		$ 19,711		$ 22,444		$ 24,874		$ 26,155		$ 27,617		$ 28,476		$ 26,459		$ 30,573		$ 32,267		$ 33,104		$ 30,099
C000196922
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	1,000,000		1,013,000			1,032,000		1,076,000		927,226		1,064,704		1,150,001		1,186,127		1,308,553		1,099,827		1,343,675		1,462,968		1,574,499		1,621,724		1,834,739		1,873,695		2,080,936		1,866,189		1,573,809		1,495,169		1,564,735		1,815,778		2,009,354		1,998,264		2,276,890		2,524,158		2,655,362		2,806,751		2,894,886		2,691,576		3,112,356		3,287,344		3,374,333		3,069,874
C000196923
Account Value [Line Items]
Line Graph and Table Measure Name					R6
Accumulated Value	5,000,000		5,065,000			5,160,000		5,375,000		4,636,130		5,323,522		5,750,006		5,930,634		6,542,764		5,499,133		6,718,375		7,314,841		7,872,497		8,108,621		9,173,694		9,363,447		10,404,682		9,330,943		7,869,045		7,470,804		7,823,676		9,078,892		10,046,769		9,991,318		11,384,447		12,625,837		13,281,855		14,033,754		14,479,487		13,462,939		15,566,840		16,436,722		16,876,720		15,354,427
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Index
Accumulated Value		10,000		10,156			10,623		10,671		11,407		11,888		12,516		13,367		13,658		14,089		15,157		12,732		15,231		16,053		15,945		17,249		13,792		17,966		19,650		23,387		23,255		25,829		25,633		26,363		23,047		18,190		18,072		19,319		21,084		22,398		21,228		24,316		26,625		25,770	27,455	29,691	27,577	32,596	33,502	32,261	30,213
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Index
Accumulated Value		1,000,000		1,015,626			1,062,263		1,067,109		1,140,676		1,188,757		1,251,558		1,336,741		1,365,809		1,408,936		1,515,657		1,273,237		1,523,064		1,605,336		1,594,522		1,724,852		1,379,194		1,796,551		1,964,950		2,338,671		2,325,451		2,582,926		2,563,299		2,636,338		2,304,678		1,819,042		1,807,167		1,931,886		2,108,381		2,239,820		2,122,814		2,431,601		2,662,523		2,576,962	2,745,531	2,969,059	2,757,661	3,259,602	3,350,197	3,226,090	3,021,264
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Index
Accumulated Value		5,000,000		5,078,130			5,311,316		5,335,543		5,703,380		5,943,785		6,257,791		6,683,706		6,829,044		7,044,679		7,578,283		6,366,186		7,615,319		8,026,680		7,972,612		8,624,260		6,895,968		8,982,756		9,824,751		11,693,355		11,627,256		12,914,628		12,816,494		13,181,690		11,523,389		9,095,209		9,035,833		9,659,432		10,541,907		11,199,099		10,614,069		12,158,005		13,312,614		12,884,810	13,727,654	14,845,297	13,788,304	16,298,011	16,750,985	16,130,452	15,106,320
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		10,000		10,324			11,276		11,679		12,303		12,843		13,642		14,267		14,596		15,651		16,516		12,939		15,158		15,574		14,925		16,625		12,342		16,116		17,270		22,383		23,474		24,394		23,015		23,017		20,111		16,239		16,278		16,950		17,980		19,248		17,839		20,113		21,638		21,006	22,773	23,161	20,587	23,050	25,861	26,175	25,440
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		1,000,000		1,032,410			1,127,613		1,167,871		1,230,337		1,284,335		1,364,199		1,426,749		1,459,556		1,565,119		1,651,564		1,293,949		1,515,794		1,557,447		1,492,454		1,662,510		1,234,166		1,611,624		1,726,985		2,238,276		2,347,397		2,439,355		2,301,468		2,301,726		2,011,077		1,623,858		1,627,786		1,695,049		1,797,984		1,924,788		1,783,920		2,011,318		2,163,813		2,100,648	2,277,314	2,316,118	2,058,664	2,304,996	2,586,061	2,617,509	2,544,019
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		5,000,000		5,162,050			5,638,064		5,839,354		6,151,687		6,421,677		6,820,994		7,133,745		7,297,781		7,825,597		8,257,820		6,469,743		7,578,969		7,787,237		7,462,268		8,312,552		6,170,830		8,058,118		8,634,923		11,191,379		11,736,984		12,196,777		11,507,340		11,508,629		10,055,387		8,119,292		8,138,929		8,475,246		8,989,921		9,623,938		8,919,600		10,056,590		10,819,063		10,503,241	11,386,571	11,580,592	10,293,319	11,524,980	12,930,306	13,087,546	12,720,094
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		10,000		10,324			11,276		11,679		12,303		12,843		13,642		14,267		14,596		15,651		16,516		12,939		15,158		15,574		14,925		16,625		12,342		16,116		17,270		22,383		23,474		24,394		23,015		23,017		20,111		16,239		16,278		16,950		17,980		19,248		17,839		20,113		21,638		21,006	22,773	23,161	20,587	23,050	25,861	26,175	25,440
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		1,000,000		1,032,410			1,127,613		1,167,871		1,230,337		1,284,335		1,364,199		1,426,749		1,459,556		1,565,119		1,651,564		1,293,949		1,515,794		1,557,447		1,492,454		1,662,510		1,234,166		1,611,624		1,726,985		2,238,276		2,347,397		2,439,355		2,301,468		2,301,726		2,011,077		1,623,858		1,627,786		1,695,049		1,797,984		1,924,788		1,783,920		2,011,318		2,163,813		2,100,648	2,277,314	2,316,118	2,058,664	2,304,996	2,586,061	2,617,509	2,544,019
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		5,000,000		5,162,050			5,638,064		5,839,354		6,151,687		6,421,677		6,820,994		7,133,745		7,297,781		7,825,597		8,257,820		6,469,743		7,578,969		7,787,237		7,462,268		8,312,552		6,170,830		8,058,118		8,634,923		11,191,379		11,736,984		12,196,777		11,507,340		11,508,629		10,055,387		8,119,292		8,138,929		8,475,246		8,989,921		9,623,938		8,919,600		10,056,590		10,819,063		10,503,241	11,386,571	11,580,592	10,293,319	11,524,980	12,930,306	13,087,546	12,720,094
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Growth Index
Accumulated Value		10,000		10,080			10,576		10,703		11,627		12,168		12,890		13,870		14,076		14,902		16,226		13,576		15,773		16,483		16,665		18,443		15,704		20,100		22,684		25,499		25,803		28,740		28,939		32,091		29,121		23,056		22,280		22,795		25,953		29,190		28,213		32,189		35,803		38,594	39,913	42,637	38,375	45,110	49,808	50,375	45,569
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Growth Index
Accumulated Value		1,000,000		1,007,996			1,057,625		1,070,330		1,162,736		1,216,840		1,288,962		1,387,010		1,407,582		1,490,246		1,622,625		1,357,618		1,577,272		1,648,281		1,666,473		1,844,274		1,570,368		2,009,971		2,268,437		2,549,931		2,580,335		2,873,972		2,893,934		3,209,059		2,912,143		2,305,639		2,227,957		2,279,524		2,595,265		2,918,968		2,821,340		3,218,905		3,580,263		3,859,364	3,991,289	4,263,676	3,837,492	4,511,030	4,980,772	5,037,546	4,556,863
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Growth Index
Accumulated Value		5,000,000		5,039,982			5,288,124		5,351,652		5,813,678		6,084,198		6,444,808		6,935,048		7,037,908		7,451,231		8,113,126		6,788,091		7,886,360		8,241,405		8,332,365		9,221,368		7,851,842		10,049,853		11,342,184		12,749,654		12,901,676		14,369,860		14,469,670		16,045,293		14,560,716		11,528,194		11,139,785		11,397,619		12,976,326		14,594,840		14,106,700		16,094,524		17,901,314		19,296,818	19,956,443	21,318,382	19,187,459	22,555,150	24,903,862	25,187,730	22,784,317
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value		10,000		10,061			10,522		10,629		11,576		12,116		12,831		13,840		14,036		14,844		16,205		13,630		15,825		16,559		16,806		18,591		15,969		20,415		23,113		25,747		25,989		29,091		29,427		32,852		29,882		23,630		22,780		23,280		26,624		30,035		29,095		33,215		37,007		40,091	41,370	44,295	39,879	46,993	51,932	52,516	47,382
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value		1,000,000		1,006,141			1,052,237		1,062,872		1,157,562		1,211,627		1,283,104		1,383,998		1,403,589		1,484,383		1,620,506		1,363,048		1,582,515		1,655,947		1,680,573		1,859,054		1,596,942		2,041,507		2,311,331		2,574,664		2,598,918		2,909,092		2,942,727		3,285,186		2,988,165		2,362,953		2,277,973		2,327,979		2,662,407		3,003,474		2,909,453		3,321,520		3,700,652		4,009,094	4,136,952	4,429,458	3,987,942	4,699,335	5,193,226	5,251,583	4,738,165
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value		5,000,000		5,030,703			5,261,187		5,314,359		5,787,810		6,058,134		6,415,519		6,919,992		7,017,944		7,421,915		8,102,531		6,815,241		7,912,576		8,279,736		8,402,866		9,295,268		7,984,712		10,207,537		11,556,657		12,873,321		12,994,592		14,545,459		14,713,635		16,425,931		14,940,825		11,814,763		11,389,863		11,639,895		13,312,033		15,017,370		14,547,265		16,607,598		18,503,262		20,045,470	20,684,759	22,147,289	19,939,710	23,496,675	25,966,131	26,257,915	23,690,825
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		10,000		10,324			11,276		11,679		12,303		12,843		13,642		14,267		14,596		15,651		16,516		12,939		15,158		15,574		14,925		16,625		12,342		16,116		17,270		22,383		23,474		24,394		23,015		23,017		20,111		16,239		16,278		16,950		17,980		19,248		17,839		20,113		21,638		21,006	22,773	23,161	20,587	23,050	25,861	26,175	25,440
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		1,000,000		1,032,410			1,127,613		1,167,871		1,230,337		1,284,335		1,364,199		1,426,749		1,459,556		1,565,119		1,651,564		1,293,949		1,515,794		1,557,447		1,492,454		1,662,510		1,234,166		1,611,624		1,726,985		2,238,276		2,347,397		2,439,355		2,301,468		2,301,726		2,011,077		1,623,858		1,627,786		1,695,049		1,797,984		1,924,788		1,783,920		2,011,318		2,163,813		2,100,648	2,277,314	2,316,118	2,058,664	2,304,996	2,586,061	2,617,509	2,544,019
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value		5,000,000		5,162,050			5,638,064		5,839,354		6,151,687		6,421,677		6,820,994		7,133,745		7,297,781		7,825,597		8,257,820		6,469,743		7,578,969		7,787,237		7,462,268		8,312,552		6,170,830		8,058,118		8,634,923		11,191,379		11,736,984		12,196,777		11,507,340		11,508,629		10,055,387		8,119,292		8,138,929		8,475,246		8,989,921		9,623,938		8,919,600		10,056,590		10,819,063		10,503,241	11,386,571	11,580,592	10,293,319	11,524,980	12,930,306	13,087,546	12,720,094
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	10,000		9,924			10,265		11,056		9,562		10,867		11,334		11,527		12,572		10,108		12,185		13,273		14,885		15,804		17,156		17,255		19,158		18,277		15,334		14,586		15,688		16,865		18,339		17,739		19,813		21,904		22,842		24,187		24,770		23,711		26,306		28,443		29,198		27,933
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	1,000,000		992,409			1,026,487		1,105,637		956,158		1,086,653		1,133,421		1,152,670		1,257,217		1,010,827		1,218,485		1,327,287		1,488,530		1,580,445		1,715,556		1,725,541		1,915,818		1,827,719		1,533,435		1,458,563		1,568,846		1,686,464		1,833,898		1,773,866		1,981,259		2,190,400		2,284,231		2,418,694		2,476,964		2,371,145		2,630,605		2,844,328		2,919,845		2,793,290
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	$ 5,000,000		$ 4,962,045			$ 5,132,435		$ 5,528,185		$ 4,780,788		$ 5,433,264		$ 5,667,103		$ 5,763,348		$ 6,286,085		$ 5,054,136		$ 6,092,425		$ 6,636,436		$ 7,442,650		$ 7,902,225		$ 8,577,778		$ 8,627,704		$ 9,579,091		$ 9,138,595		$ 7,667,176		$ 7,292,816		$ 7,844,232		$ 8,432,318		$ 9,169,490		$ 8,869,332		$ 9,906,297		$ 10,952,000		$ 11,421,157		$ 12,093,469		$ 12,384,821		$ 11,855,725		$ 13,153,023		$ 14,221,641		$ 14,599,224		$ 13,966,450
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		10,000		10,263			10,714		11,165		11,807		12,163		12,719		13,525		13,438		13,960		14,955		12,816		14,616		15,214		15,391		16,791		13,282		16,207		17,700		20,298		21,587		23,365		23,342		25,507		24,161		20,126		19,227		20,608		22,088		23,940		23,161		25,957		28,558		29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		1,000,000		1,026,305			1,071,439		1,116,540		1,180,665		1,216,269		1,271,869		1,352,471		1,343,754		1,396,011		1,495,462		1,281,578		1,461,555		1,521,407		1,539,094		1,679,111		1,328,182		1,620,748		1,769,979		2,029,840		2,158,672		2,336,542		2,334,166		2,550,719		2,416,081		2,012,567		1,922,714		2,060,804		2,208,776		2,394,022		2,316,125		2,595,724		2,855,799		2,947,641	3,131,253	3,213,708	3,061,959	3,398,506	3,676,374	3,764,712	3,615,729
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		5,000,000		5,131,524			5,357,196		5,582,700		5,903,327		6,081,346		6,359,346		6,762,357		6,718,772		6,980,055		7,477,309		6,407,888		7,307,777		7,607,037		7,695,471		8,395,555		6,640,909		8,103,739		8,849,893		10,149,200		10,793,361		11,682,711		11,670,828		12,753,596		12,080,404		10,062,836		9,613,570		10,304,022		11,043,882		11,970,111		11,580,624		12,978,620		14,278,993		14,738,204	15,656,267	16,068,541	15,309,793	16,992,529	18,381,869	18,823,562	18,078,647
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		10,000		10,263			10,714		11,165		11,807		12,163		12,719		13,525		13,438		13,960		14,955		12,816		14,616		15,214		15,391		16,791		13,282		16,207		17,700		20,298		21,587		23,365		23,342		25,507		24,161		20,126		19,227		20,608		22,088		23,940		23,161		25,957		28,558		29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		1,000,000		1,026,305			1,071,439		1,116,540		1,180,665		1,216,269		1,271,869		1,352,471		1,343,754		1,396,011		1,495,462		1,281,578		1,461,555		1,521,407		1,539,094		1,679,111		1,328,182		1,620,748		1,769,979		2,029,840		2,158,672		2,336,542		2,334,166		2,550,719		2,416,081		2,012,567		1,922,714		2,060,804		2,208,776		2,394,022		2,316,125		2,595,724		2,855,799		2,947,641	3,131,253	3,213,708	3,061,959	3,398,506	3,676,374	3,764,712	3,615,729
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		5,000,000		5,131,524			5,357,196		5,582,700		5,903,327		6,081,346		6,359,346		6,762,357		6,718,772		6,980,055		7,477,309		6,407,888		7,307,777		7,607,037		7,695,471		8,395,555		6,640,909		8,103,739		8,849,893		10,149,200		10,793,361		11,682,711		11,670,828		12,753,596		12,080,404		10,062,836		9,613,570		10,304,022		11,043,882		11,970,111		11,580,624		12,978,620		14,278,993		14,738,204	15,656,267	16,068,541	15,309,793	16,992,529	18,381,869	18,823,562	18,078,647
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		10,000		10,263			10,714		11,165		11,807		12,163		12,719		13,525		13,438		13,960		14,955		12,816		14,616		15,214		15,391		16,791		13,282		16,207		17,700		20,298		21,587		23,365		23,342		25,507		24,161		20,126		19,227		20,608		22,088		23,940		23,161		25,957		28,558		29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		1,000,000		1,026,305			1,071,439		1,116,540		1,180,665		1,216,269		1,271,869		1,352,471		1,343,754		1,396,011		1,495,462		1,281,578		1,461,555		1,521,407		1,539,094		1,679,111		1,328,182		1,620,748		1,769,979		2,029,840		2,158,672		2,336,542		2,334,166		2,550,719		2,416,081		2,012,567		1,922,714		2,060,804		2,208,776		2,394,022		2,316,125		2,595,724		2,855,799		2,947,641	3,131,253	3,213,708	3,061,959	3,398,506	3,676,374	3,764,712	3,615,729
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		5,000,000		5,131,524			5,357,196		5,582,700		5,903,327		6,081,346		6,359,346		6,762,357		6,718,772		6,980,055		7,477,309		6,407,888		7,307,777		7,607,037		7,695,471		8,395,555		6,640,909		8,103,739		8,849,893		10,149,200		10,793,361		11,682,711		11,670,828		12,753,596		12,080,404		10,062,836		9,613,570		10,304,022		11,043,882		11,970,111		11,580,624		12,978,620		14,278,993		14,738,204	15,656,267	16,068,541	15,309,793	16,992,529	18,381,869	18,823,562	18,078,647
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		10,000		10,246			10,640		11,047		11,717		12,079		12,620		13,459		13,357		13,815		14,881		12,869		14,625		15,255		15,514		16,921		13,605		16,399		17,864		20,034		21,271		23,089		23,224		25,785		24,599		20,638		19,631		21,115		22,698		24,682		23,874		26,665		29,480		30,743	32,553	33,337	31,913	35,405	38,281	39,298	37,594
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		1,000,000		1,024,554			1,064,018		1,104,709		1,171,722		1,207,908		1,262,027		1,345,885		1,335,668		1,381,533		1,488,060		1,286,878		1,462,509		1,525,454		1,551,361		1,692,069		1,360,457		1,639,941		1,786,376		2,003,390		2,127,097		2,308,940		2,322,379		2,578,471		2,459,899		2,063,827		1,963,058		2,111,487		2,269,786		2,468,215		2,387,420		2,666,547		2,948,026		3,074,312	3,255,283	3,333,709	3,191,288	3,540,491	3,828,138	3,929,775	3,759,447
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		5,000,000		5,122,770			5,320,092		5,523,546		5,858,612		6,039,539		6,310,136		6,729,424		6,678,341		6,907,666		7,440,300		6,434,390		7,312,547		7,627,269		7,756,803		8,460,346		6,802,286		8,199,703		8,931,879		10,016,950		10,635,484		11,544,702		11,611,896		12,892,353		12,299,496		10,319,136		9,815,291		10,557,433		11,348,929		12,341,077		11,937,100		13,332,735		14,740,131		15,371,562	16,276,416	16,668,543	15,956,441	17,702,454	19,140,691	19,648,874	18,797,233
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		10,000		10,246			10,640		11,047		11,717		12,079		12,620		13,459		13,357		13,815		14,881		12,869		14,625		15,255		15,514		16,921		13,605		16,399		17,864		20,034		21,271		23,089		23,224		25,785		24,599		20,638		19,631		21,115		22,698		24,682		23,874		26,665		29,480		30,743	32,553	33,337	31,913	35,405	38,281	39,298	37,594
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		1,000,000		1,024,554			1,064,018		1,104,709		1,171,722		1,207,908		1,262,027		1,345,885		1,335,668		1,381,533		1,488,060		1,286,878		1,462,509		1,525,454		1,551,361		1,692,069		1,360,457		1,639,941		1,786,376		2,003,390		2,127,097		2,308,940		2,322,379		2,578,471		2,459,899		2,063,827		1,963,058		2,111,487		2,269,786		2,468,215		2,387,420		2,666,547		2,948,026		3,074,312	3,255,283	3,333,709	3,191,288	3,540,491	3,828,138	3,929,775	3,759,447
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		5,000,000		5,122,770			5,320,092		5,523,546		5,858,612		6,039,539		6,310,136		6,729,424		6,678,341		6,907,666		7,440,300		6,434,390		7,312,547		7,627,269		7,756,803		8,460,346		6,802,286		8,199,703		8,931,879		10,016,950		10,635,484		11,544,702		11,611,896		12,892,353		12,299,496		10,319,136		9,815,291		10,557,433		11,348,929		12,341,077		11,937,100		13,332,735		14,740,131		15,371,562	16,276,416	16,668,543	15,956,441	17,702,454	19,140,691	19,648,874	18,797,233
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		10,000		10,263			10,714		11,165		11,807		12,163		12,719		13,525		13,438		13,960		14,955		12,816		14,616		15,214		15,391		16,791		13,282		16,207		17,700		20,298		21,587		23,365		23,342		25,507		24,161		20,126		19,227		20,608		22,088		23,940		23,161		25,957		28,558		29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		1,000,000		1,026,305			1,071,439		1,116,540		1,180,665		1,216,269		1,271,869		1,352,471		1,343,754		1,396,011		1,495,462		1,281,578		1,461,555		1,521,407		1,539,094		1,679,111		1,328,182		1,620,748		1,769,979		2,029,840		2,158,672		2,336,542		2,334,166		2,550,719		2,416,081		2,012,567		1,922,714		2,060,804		2,208,776		2,394,022		2,316,125		2,595,724		2,855,799		2,947,641	3,131,253	3,213,708	3,061,959	3,398,506	3,676,374	3,764,712	3,615,729
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value		$ 5,000,000		$ 5,131,524			$ 5,357,196		$ 5,582,700		$ 5,903,327		$ 6,081,346		$ 6,359,346		$ 6,762,357		$ 6,718,772		$ 6,980,055		$ 7,477,309		$ 6,407,888		$ 7,307,777		$ 7,607,037		$ 7,695,471		$ 8,395,555		$ 6,640,909		$ 8,103,739		$ 8,849,893		$ 10,149,200		$ 10,793,361		$ 11,682,711		$ 11,670,828		$ 12,753,596		$ 12,080,404		$ 10,062,836		$ 9,613,570		$ 10,304,022		$ 11,043,882		$ 11,970,111		$ 11,580,624		$ 12,978,620		$ 14,278,993		$ 14,738,204	$ 15,656,267	$ 16,068,541	$ 15,309,793	$ 16,992,529	$ 18,381,869	$ 18,823,562	$ 18,078,647